UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08034

Franklin Real Estate Securities Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end:  4/30

Date of reporting period:  1/31/16

Item 1. Schedule of Investments.

Franklin Real Estate Securities Trust

Statement of Investments, January 31, 2016 (unaudited)

Franklin Real Estate Securities Fund	Shares	Value
Common Stocks 98.5%
Diversified REITs 3.3%
American Assets Trust Inc.	110,900	$4,146,551
Duke Realty Corp.	537,500	10,819,875
WP Carey Inc.	56,300	3,279,475
		18,245,901
Health Care REITs 9.6%
HCP Inc.	291,900	10,490,886
OMEGA Healthcare Investors Inc.	192,300	6,097,833
Physicians Realty Trust	81,400	1,389,498
Ventas Inc.	331,120	18,317,558
Welltower Inc.	264,200	16,438,524
		52,734,299
Homebuilding 0.5%
D.R. Horton Inc.	99,500	2,737,245

Hotel & Resort REITs 3.6%
Host Hotels & Resorts Inc.	645,100	8,934,635
Summit Hotel Properties Inc.	542,300	5,504,345
Sunstone Hotel Investors Inc.	450,011	5,346,130
		19,785,110
Hotels, Resorts & Cruise Lines 0.4%
Hilton Worldwide Holdings Inc.	120,200	2,140,762

Industrial REITs 5.2%
First Industrial Realty Trust Inc.	349,500	7,196,205
Prologis Inc.	538,461	21,253,056
		28,449,261
Office REITs 14.1%
Alexandria Real Estate Equities Inc.	150,100	11,884,918
Boston Properties Inc.	174,700	20,301,887
Highwoods Properties Inc.	191,300	8,090,077
Kilroy Realty Corp.	155,700	8,698,959
Paramount Group Inc.	213,000	3,493,200
SL Green Realty Corp.	121,600	11,747,776
Vornado Realty Trust	153,345	13,564,899
		77,781,716
Residential REITs 18.4%
Apartment Investment & Management Co., A	224,100	8,773,515
AvalonBay Communities Inc.	85,172	14,606,146
Equity Lifestyle Properties Inc.	181,500	11,964,480
Equity Residential	382,544	29,490,317
Essex Property Trust Inc.	75,363	16,060,609
Mid-America Apartment Communities Inc.	23,700	2,223,534
Post Properties Inc.	44,100	2,526,489
UDR Inc.	436,962	15,551,478
		101,196,568
Retail REITs 28.7%
Brixmor Property Group Inc.	230,300	6,130,586
Equity One Inc.	130,000	3,603,600
Federal Realty Investment Trust	78,600	11,855,238
General Growth Properties Inc.	566,900	15,895,876
Kimco Realty Corp.	415,300	11,292,007
The Macerich Co.	126,621	9,872,639
National Retail Properties Inc.	178,400	7,660,496
Realty Income Corp.	287,500	16,039,625
Regency Centers Corp.	166,600	12,060,174
Simon Property Group Inc.	276,800	51,562,304

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Real Estate Securities Trust
Statement of Investments, January 31, 2016 (unaudited) (continued)
Taubman Centers Inc.	95,300	6,770,112
Weingarten Realty Investors	157,000	5,477,730
		158,220,387
Specialized REITs 14.7%
Coresite Realty Corp.	137,400	8,812,836
CubeSmart	381,400	11,934,006
CyrusOne Inc.	181,500	6,688,275
Digital Realty Trust Inc.	139,100	11,139,128
Extra Space Storage Inc.	180,200	16,342,338
Public Storage	103,200	26,167,392
		81,083,975
Total Common Stocks (Cost $340,711,615)		542,375,224

Short Term Investments (Cost $7,656,176) 1.4%

Money Market Funds 1.4%
[a,b] Institutional Fiduciary Trust Money Market Portfolio	7,656,176	7,656,176
Total Investments (Cost $348,367,791) 99.9%		550,031,400
Other Assets, less Liabilities 0.1%		320,047
Net Assets 100.0%		$550,351,447

a Non-income producing.
b See Note 5 regarding investments in affiliated management investment companies.

ABBREVIATIONS
Selected Portfolio

REIT - Real Estate Investment Trust

Franklin Real Estate Securities Trust

Notes to Statement of Investments (unaudited)

Franklin Real Estate Securities Fund

1. ORGANIZATION

Franklin Real Estate Securities Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin Real Estate Securities Fund (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. INCOME TAXES

At January 31, 2016, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$378,460,664

Unrealized appreciation	$206,610,229
Unrealized depreciation	(35,039,493)
Net unrealized appreciation (depreciation)	$171,570,736

4. CONCENTRATION OF RISK

The Fund invests a large percentage of its total assets in Real Estate Investment Trust securities. Such concentration may subject the Fund to special risks associated with real estate securities. These securities may be more sensitive to economic or regulatory developments due to a variety of factors such as local, regional, national and global economic conditions, interest rates and tax considerations.

5. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

The Fund invests in an affiliated management investment company for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment company, in an amount not to exceed the management and administrative fees paid directly or indirectly by the affiliate. Prior to May 1, 2013, the waiver was accounted for as a reduction to management fees.

% of Affiliated
	Number of		Number of				Fund Shares
	Shares Held		Shares Held	Value at			Outstanding
	at Beginning Gross	Gross	at End of	End of	Investment	Realized	Held at End
	of Period Additions	Reductions	Period	Period	Income	Gain (Loss)	of Period
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	6,059,485 53,158,037	(51,561,346)	7,656,176	$7,656,176	$-	$-	0.05%

6. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At January 31, 2016, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 1 inputs. For detailed categories, see the accompanying Statement of Investments.

7. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially  affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN REAL ESTATE SECURITIES TRUST

By /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

Finance and Administration

Date  March 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

Finance and Administration

Date  March 28, 2016

By /s/ Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and

Chief Accounting Officer

Date  March 28, 2016